Discontinued Operations (Details) - Schedule of Consolidated Statements of Cash Flows - Discontinued Operations [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (262,577)	$ (712,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred taxes		(42,000)
Depreciation and amortization	7,702	93,206
Changes in operating assets and liabilities:
Receivables	73,769	92,860
Inventories	213,399	145,381
Prepaid expenses and other current assets	108,686	(175,268)
Accounts payable and accrued expenses	320,362	(452,000)
Customer deposits	(474,803)	(26,853)
Net cash used in operating activities from discontinued operations	(13,462)	(119,822)
Cash flows from investing activities
Investments in certificates of deposit		(404)
Net cash used in investing activities from discontinued operations		(404)
Cash flows from financing activities
Repayments of notes payable	(4,836)	(14,184)
Net cash used in financing activities from discontinued operations	(4,836)	(14,184)
Net change in cash and cash equivalents from discontinued operations	$ (18,298)	$ (134,410)